UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Institutional
Fiduciary Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Money Market Portfolio
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

ftinstitutional.com
Annual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 7
Notes to Financial Statements 10
Tax Information 13
The Money Market Portfolios 15
Shareholder Information 26
Visit ftinstitutional.com for fund updates, to
access your account, or to find helpful financial
planning tools.

ftinstitutional.com
Semiannual Report
Institutional Fiduciary Trust Money Market Portfolio
This semiannual report for Money Market Portfolio covers
the period ended December 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation of
shareholders’ capital and liquidity by investing through The
U.S. Government Money Market Portfolio (Master Portfolio)
at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by
government securities or cash.
1
The Fund also tries to
maintain a stable $1.00 share price.
Performance Overview
The Fund’s seven-day effective yield increased from 4.81%
on June 30, 2023, to 5.17% on December 31, 2023, as
shown in the Performance Summary on page 3.
Performance data represent past performance, which does
not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For
most recent month-end performance, go to ftinstitutional.
com or call a Franklin Templeton Institutional Services
representative at (800) 321-8563 .
An investment in the Fund is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other
government agency or institution. Although the Fund seeks
to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The
Fund’s sponsor has no legal obligation to provide financial
support to the Fund, and you should not expect that the
sponsor will provide financial support to the Fund at any
time.
We appreciate your support, welcome new shareholders and
look forward to serving your investment needs in the years
ahead.
Portfolio Composition
12/31/23
% of Total
Net Assets
U.S. Government and Agency Securities 81.2%
Repurchase Agreements 18.7%
Other Net Assets 0.1%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
6
.

Performance Summary as of December 31, 2023
~

Money Market Portfolio
3
ftinstitutional.com
Semiannual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the
Fund at any time, including during periods of market stress. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.
All investments involve risk, including loss of principal. The Fund's yield may be affected by changes in interest rates and changes in credit ratings. These and other risks are discussed in the Fund's prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratio disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 12/31/23. The Fund’s average weighted life was 33 days and the Fund’s average weighted maturity was
25 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
Symbol
Seven-Day
Effective Yield

(with fee
waiver)
(without fee
waiver)
INFXX 5.17% 5.04% 5.04%
Total Annual Operating Expenses

With Fee
Waiver
Without Fee
Waiver
0.35% 0.35%

Your Fund’s Expenses
Money Market Portfolio

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,025.20 $1.84 $1,023.39 $1.84 0.36%

Institutional Fiduciary Trust
Financial Highlights
Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2023
(unaudited)
Year Ended June 30,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.025 0.034 0.001 —
a
0.010 0.019
Less distributions from:
Net investment income .............. (0.025) (0.034) (0.001) (—)
a
(0.010) (0.019)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 2.52% 3.46% 0.09% —%
c
1.10% 1.90%
Ratios to average net assets
d,e
Expenses before waiver and payments by
affiliates .......................... 0.36% 0.35% 0.36% 0.36% 0.35% 0.35%
Expenses net of waiver and payments by
affiliates .......................... 0.36% 0.35% 0.14% 0.10% 0.33% 0.35%
Net investment income ............... 4.98% 3.36% 0.07% —%
c
1.17% 1.88%
Supplemental data
Net assets, end of period (000’s) ........ $6,873,778 $5,845,294 $6,432,872 $8,239,555 $14,571,556 $20,274,082
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Rounds to less than 0.01%.
d
Ratios are annualized for periods less than one year.
e
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Institutional Fiduciary Trust
Schedule of Investments (unaudited), December 31, 2023
Money Market Portfolio
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Money Market Funds 100.1%
a
U.S. Government Money Market Portfolio (The), 5.237% ...................... 6,879,538,788 $ 6,879,538,788
Total Money Market Funds (Cost $6,879,538,788) ................................
6,879,538,788
Other Assets, less Liabilities (0.1)% ...........................................
(5,761,037)
Net Assets 100.0% ...........................................................
$6,873,777,751
a
The rate shown is the annualized seven-day effective yield at period end.

Institutional Fiduciary Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Money Market
Portfolio
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $6,879,538,788
Cash .................................................................................... 579,984
Receivables:
Dividends ............................................................................... 29,033,538
Total assets 6,909,152,310
Liabilities:
Payables:
Investment securities purchased .............................................................. 29,020,951
Administrative fees ........................................................................ 1,098,717
Transfer agent fees ........................................................................ 32,511
Trustees' fees and expenses ................................................................. 2,727
Distributions to shareholders ................................................................. 5,085,766
Accrued expenses and other liabilities ........................................................... 133,887
Total liabilities ......................................................................... 35,374,559
Net assets, at value $6,873,777,751
Net assets consist of:
Paid-in capital ............................................................................. $6,873,765,379
Total distributable earnings (losses) ............................................................. 12,372
Net assets, at value ................................................................. $6,873,777,751
Shares outstanding ......................................................................... 6,873,767,369
Net asset value per share .................................................................... $1.00

Institutional Fiduciary Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2023 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Money Market
Portfolio
Investment income:
Dividends from affiliated Portfolio ............................................................... $147,620,258
Expenses:
Administrative fees (Note 3 a ) .................................................................. 5,689,220
Transfer agent fees (Note 3 b ) .................................................................. 39,661
Reports to shareholders fees .................................................................. 942
Registration and filing fees .................................................................... 15,430
Professional fees ........................................................................... 53,749
Trustees' fees and expenses .................................................................. 38,511
Other .................................................................................... 29,439
Total expenses ......................................................................... 5,866,952
Net investment income ................................................................ 141,753,306
Net increase (decrease) in net assets resulting from operations .......................................... $141,753,306

Institutional Fiduciary Trust
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Money Market Portfolio
Six Months Ended
December 31, 2023
(unaudited)
Year Ended
June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $141,753,306 $226,141,448
Distributions to shareholders .............................................. (141,744,075) (226,138,307)
Capital share transactions (Note 2 ) .......................................... 1,028,474,140 (587,580,318)
Net increase (decrease) in net assets ................................... 1,028,483,371 (587,577,177)
Net assets:
Beginning of period ..................................................... 5,845,294,380 6,432,871,557
End of period .......................................................... $6,873,777,751 $5,845,294,380

Institutional Fiduciary Trust
Notes to Financial Statements (unaudited)
Money Market Portfolio

ftinstitutional.com
Semiannual Report
1. Organization and Significant Accounting Policies
Institutional Fiduciary Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Money Market Portfolio (Fund). The Trust follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
Shares of the Fund are offered to other investment
companies and accounts managed by Franklin Advisers Inc.
(Advisers) or its affiliates, and to other institutional investors.
At December 31 , 202 3 , Advisers, affiliates of Advisers,
investment companies and accounts managed by Advisers
or its affiliates owned 6,873,767,369 shares of the Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). At December 31, 2023,
the Fund owned 57.17% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

Institutional Fiduciary Trust
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Money Market Portfolio
(continued)
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
c. Waiver and Expense Reimbursements
In efforts to maintain a minimum 1 basis point annualized yield, FT Services and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain a 1 basis point yield. There were no expenses waived during the period ended
December 31, 2023.
Six Months Ended
December 31, 2023
Year Ended
June 30, 2023
Amount Amount
Shares sold ................................... $28,364,217,191 $54,262,725,235
Shares issued in reinvestment of distributions .......... 114,286,637 178,513,288
Shares redeemed ............................... (27,450,029,688) (55,028,818,841)
Net increase (decrease) .......................... $1,028,474,140 $(587,580,318)
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Institutional Fiduciary Trust
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Money Market Portfolio
(continued)
4. Income Taxes
At December 31, 2023, the cost of investments for book and income tax purposes was the same.
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2023, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
6. New Accounting Pronouncements
In July 2023, the Securities and Exchange Commission adopted amendments to Rule 2a-7 – Money Market Funds (the Rule), under the 1940 Act. The amendments to the Rule increases minimum liquidity requirements for taxable money market funds, removes the ability for money market funds to impose redemption gates and applies a liquidity fee framework in its place.
Retail and government money market funds are not subject to the liquidity fee framework. The amendments became effective on October 2, 2023. Management has reviewed the amendments to the Rule and believes the adoption of the Rule will not have a material impact on the financial statements.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Institutional Fiduciary Trust
Tax Information (unaudited)

ftinstitutional.com
Semiannual Report
Money Market Portfolio
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended June 30, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $226,141,448

Your Fund’s Expenses
The U.S. Government Money Market Portfolio

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,026.30 $0.78 $1,024.36 $0.78 0.15%

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2023
(unaudited)
Year Ended June 30,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.026 0.036 0.001 —
a
0.013 0.021
Net realized and unrealized gains
(losses)
a
........................ — — — (—) — —
Total from investment operations ........ 0.026 0.036 0.001 —
a
0.013 0.021
Less distributions from:
Net investment income .............. (0.026) (0.036) (0.001) (—)
a
(0.013) (0.021)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 2.63% 3.67% 0.14% 0.01% 1.29% 2.10%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by
affiliates
d
.......................... 0.15% 0.15% 0.10% 0.09% 0.15% 0.15%
Net investment income ............... 5.19% 3.58% 0.13% —%
e
1.33% 2.09%
Supplemental data
Net assets, end of period (000’s) ........ $12,032,433 $10,718,122 $11,102,314 $11,811,420 $18,381,976 $23,218,541
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments (unaudited), December 31, 2023
The U.S. Government Money Market Portfolio
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 81.2%
FFCB ,
a
1/02/24 ......................................................... $ 1,000,000 $ 999,856
b
FRN, 5.44%, (SOFR + 0.04%), 2/05/24 ................................. 10,000,000 10,000,000
b
FRN, 5.44%, (SOFR + 0.04%), 3/18/24 ................................. 65,000,000 65,000,000
b
FRN, 5.45%, (SOFR + 0.05%), 5/09/24 ................................. 54,900,000 54,900,000
b
FRN, 5.44%, (SOFR + 0.04%), 5/15/24 ................................. 60,000,000 60,000,000
b
FRN, 5.445%, (SOFR + 0.045%), 5/24/24 ............................... 25,000,000 25,000,000
b
FRN, 5.45%, (SOFR + 0.05%), 6/26/24 ................................. 100,000,000 100,000,000
b
FRN, 5.495%, (SOFR + 0.095%), 7/18/24 ............................... 20,000,000 20,000,000
b
FRN, 5.59%, (SOFR + 0.19%), 11/25/24 ................................. 30,000,000 30,000,000
b
FRN, 5.6%, (SOFR + 0.2%), 12/05/24 .................................. 10,000,000 10,000,000
b
FRN, 5.525%, (SOFR + 0.125%), 3/07/25 ............................... 15,000,000 15,000,000
390,899,856
FHLB ,
a
1/02/24 ......................................................... 790,585,000 790,470,804
a
1/03/24 ......................................................... 213,000,000 212,937,039
a
1/05/24 ......................................................... 275,300,000 275,137,131
a
1/09/24 ......................................................... 98,990,000 98,874,512
a
1/10/24 ......................................................... 192,300,000 192,046,783
a
1/12/24 ......................................................... 160,500,000 160,242,300
a
1/17/24 ......................................................... 225,500,000 224,965,290
a
1/19/24 ......................................................... 14,500,000 14,461,285
a
1/24/24 ......................................................... 112,000,000 111,622,902
a
1/31/24 ......................................................... 110,738,000 110,252,531
a
2/02/24 ......................................................... 196,500,000 195,578,209
a
2/07/24 ......................................................... 276,700,000 275,200,708
a
2/09/24 ......................................................... 316,600,000 314,844,949
a
2/14/24 ......................................................... 66,000,000 65,576,500
a
2/16/24 ......................................................... 91,200,000 90,587,384
a
2/21/24 ......................................................... 113,500,000 112,654,236
a
3/06/24 ......................................................... 188,000,000 186,219,274
a
4/03/24 ......................................................... 11,000,000 10,851,381
b
FRN, 5.435%, (SOFR + 0.035%), 1/19/24 ............................... 85,000,000 85,000,000
b
FRN, 5.435%, (SOFR + 0.035%), 2/16/24 ............................... 85,000,000 85,000,000
b
FRN, 5.48%, (SOFR + 0.08%), 2/26/24 ................................. 184,300,000 184,298,087
b
FRN, 5.445%, (SOFR + 0.045%), 3/04/24 ............................... 93,000,000 93,000,000
b
FRN, 5.52%, (SOFR + 0.12%), 3/14/24 ................................. 58,000,000 58,000,000
b
FRN, 5.46%, (SOFR + 0.06%), 6/17/24 ................................. 40,000,000 40,000,000
3,987,821,305
a
U.S. Treasury Bills ,
1/02/24 ......................................................... 508,000,000 507,926,033
1/04/24 ......................................................... 275,400,000 275,277,869
1/09/24 ......................................................... 354,700,000 354,282,799
1/11/24 ......................................................... 276,000,000 275,594,817
1/16/24 ......................................................... 184,300,000 183,894,928
1/18/24 ......................................................... 277,500,000 276,807,445
1/23/24 ......................................................... 138,500,000 138,054,376
1/25/24 ......................................................... 278,500,000 277,518,835
2/01/24 ......................................................... 280,000,000 278,729,344
2/06/24 ......................................................... 371,200,000 369,221,243
2/08/24 ......................................................... 282,500,000 280,925,533
2/13/24 ......................................................... 274,800,000 273,068,569
2/15/24 ......................................................... 136,700,000 135,796,926
2/20/24 ......................................................... 138,500,000 137,486,257
2/22/24 ......................................................... 276,300,000 274,196,743
2/29/24 ......................................................... 192,860,000 191,191,118

The Money Market Portfolios
Schedule of Investments (unaudited)
The U.S. Government Money Market Portfolio
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See abbreviations on page 24 .
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
a
U.S. Treasury Bills, (continued)
3/07/24 ......................................................... $ 181,600,000 $ 179,853,017
3/14/24 ......................................................... 287,500,000 284,433,493
3/21/24 ......................................................... 285,500,000 282,162,822
4/09/24 ......................................................... 114,700,000 113,047,173
4/16/24 ......................................................... 91,800,000 90,380,925
4/23/24 ......................................................... 138,000,000 135,738,870
5/30/24 ......................................................... 81,560,000 79,779,273
5,395,368,408
Total U.S. Government and Agency Securities (Cost $9,774,089,569) ..............
9,774,089,569
c
Repurchase Agreements 18.7%
Bank of New York Mellon Corp. (The), 5.33%, 1/02/24 (Maturity Value $400,236,889)
Collateralized by U.S. Treasury Note, 2.75%, 4/30/27 (valued at $408,000,077) ... 400,000,000 400,000,000
BNP Paribas Securities Corp., 5.15%, 1/02/24 (Maturity Value $675,386,250)
Collateralized by U.S. Treasury Note, 3.625%, 5/15/26 (valued at $689,537,219) .. 675,000,000 675,000,000
Deutsche Bank Securities, Inc., 5.33%, 1/02/24 (Maturity Value $11,006,514)
Collateralized by U.S. Treasury Notes, 0.75% - 4.375%, 12/31/23 - 11/30/28 (valued at $11,220,002) ................................................... 11,000,000 11,000,000
Federal Reserve Bank of New York, 5.3%, 1/02/24 (Maturity Value $1,000,588,889)
Collateralized by U.S. Treasury Notes, 1.125% - 2.375%, 8/15/27 - 2/15/31 (valued at
$1,000,588,938) ................................................... 1,000,000,000 1,000,000,000
Goldman Sachs & Co. LLC, 5.14%, 1/02/24 (Maturity Value $75,042,833)
Collateralized by U.S. Treasury Note, 4.125%, 6/15/26 (valued at $76,600,675) ... 75,000,000 75,000,000
HSBC Securities USA, Inc., 5.28%, 1/02/24 (Maturity Value $85,049,867)
Collateralized by U.S. Government Agency Securities, 2% - 8%, 6/20/24 - 12/15/53;
and U.S. Treasury Note, 0%, 2/15/38 (valued at $86,700,000) ................ 85,000,000 85,000,000
Total Repurchase Agreements (Cost $2,246,000,000) ............................
2,246,000,000
Total Short Term Investments (Cost $12,020,089,569 ) ............................
12,020,089,569
a
Total Investments (Cost $12,020,089,569) 99.9% ................................
$12,020,089,569
Other Assets, less Liabilities 0.1% .............................................
12,343,544
Net Assets 100.0% ...........................................................
$12,032,433,113
a
The security was issued on a discount basis with no stated coupon rate.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
December 31, 2023 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $9,774,089,569
Unaffiliated repurchase agreements, at value and cost ............................................... 2,246,000,000
Cash .................................................................................... 7,928,863
Receivables:
Interest ................................................................................. 6,031,536
Total assets .......................................................................... 12,034,049,968
Liabilities:
Payables:
Management fees ......................................................................... 1,475,414
Trustees' fees and expenses ................................................................. 2,399
Distributions to shareholders ................................................................. 131
Accrued expenses and other liabilities ........................................................... 138,911
Total liabilities ......................................................................... 1,616,855
Net assets, at value ................................................................. $12,032,433,113
Net assets consist of:
Paid-in capital ............................................................................. $12,032,433,549
Total distributable earnings (losses) ............................................................. (436)
Net assets, at value ................................................................. $12,032,433,113
Shares outstanding ......................................................................... 12,032,435,147
Net asset value per share .................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the six months ended December 31, 2023 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $286,565,516
Expenses:
Management fees (Note 3 a ) ................................................................... 8,042,515
Custodian fees (Note 4 ) ...................................................................... 27,492
Reports to shareholders fees .................................................................. 668
Professional fees ........................................................................... 41,005
Trustees' fees and expenses .................................................................. 67,130
Other .................................................................................... 83,408
Total expenses ......................................................................... 8,262,218
Expense reductions (Note 4 ) ............................................................... (7,665)
Net expenses ......................................................................... 8,254,553
Net investment income ................................................................ 278,310,963
Net increase (decrease) in net assets resulting from operations .......................................... $278,310,963

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money Market Portfolio
Six Months Ended
December 31, 2023
(unaudited)
Year Ended
June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $278,310,963 $411,574,726
Net realized gain (loss) ................................................. — 9,147
Net increase (decrease) in net assets resulting from operations ................ 278,310,963 411,583,873
Distributions to shareholders .............................................. (278,320,184) (411,574,653)
Capital share transactions (Note 2 ) .......................................... 1,314,320,733 (384,201,315)
Net increase (decrease) in net assets ................................... 1,314,311,512 (384,192,095)
Net assets:
Beginning of period ..................................................... 10,718,121,601 11,102,313,696
End of period .......................................................... $12,032,433,113 $10,718,121,601

The Money Market Portfolios

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Semiannual Report
Notes to Financial Statements (unaudited)
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The shares of the
Portfolio are issued in private placements and are exempt
from registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), the Board has designated the Portfolio’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the seller,
collateralized by securities which are delivered to the
Portfolio's custodian. The fair value, including accrued
interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at period end, as indicated in the Schedule of
Investments, had been entered into on December 29, 2023.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2023,
the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among

The Money Market Portfolios
Notes to Financial Statements (unaudited)

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Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the
Portfolio’s shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Six Months Ended
December 31, 2023
Year Ended
June 30, 2023
Shares sold ................................... $13,229,483,641 $24,315,066,961
Shares issued in reinvestment of distributions .......... 278,323,588 411,593,019
Shares redeemed ............................... (12,193,486,496) (25,110,861,295)
Net increase (decrease) .......................... $1,314,320,733 $(384,201,315)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
c. Waiver and Expense Reimbursements
In efforts to maintain a minimum 1 basis point annualized yield, Advisers and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain a 1 basis point yield. There were no expenses waived during the period ended December
31, 2023.
d. Other Affiliated Transactions
At December 31, 2023, the shares of the Portfolio were owned by the following investment companies:
4. Expense Offset Arrangement
The Portfolio has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31,
2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At December 31, 2023, the cost of investments for book and income tax purposes was the same.
6. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust—Money Market Portfolio ............................ 6,879,538,788 57.17%
Franklin U.S. Government Money Fund ...................................... 5,152,896,359 42.83%
12,032,435,147 100.00%
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At December 31, 2023, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
7. New Accounting Pronouncements
In July 2023, the Securities and Exchange Commission adopted amendments to Rule 2a-7 – Money Market Funds (the Rule), under the 1940 Act. The amendments to the Rule increases minimum liquidity requirements for taxable money market funds, removes the ability for money market funds to impose redemption gates and applies a liquidity fee framework in its place.
Retail and government money market funds are not subject to the liquidity fee framework. The amendments became effective on October 2, 2023. Management has reviewed the amendments to the Rule and believes the adoption of the Rule will not have a material impact on the financial statements.
8. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)

The Money Market Portfolios
Tax Information (unaudited)

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Semiannual Report
The U.S. Government Money Market Portfolio
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended June 30, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $411,569,506

Institutional Fiduciary Trust
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

140 S 02/24
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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should
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Institutional Fiduciary Trust
Money Market Portfolio
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Franklin Templeton
Institutional Services
Franklin Advisers, Inc. Franklin Distributors, LLC (800) 321-8563
ftinstitutional.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024